DISCONTINUED OPERATIONS (Tables) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] - Swell And Megawood [Member]	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	15,522	64,456
Inventory	-	363,391
Prepaid expenses and deposits	84,972	111,617
Deferred tax asset	143,078	152,177
Property and equipment	1,139,517	1,139,517
Right-of-use assets	-	346,987
Total assets classified as held for sale	1,383,089	2,178,145

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	216,298	412,093
Long-term debt	423,968	462,286
Total liabilities classified as held for sale	640,266	874,379

January 31, 2021
$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	93,855
Inventory	1,296,009
Prepaid expenses and deposits	153,904
Deferred tax asset	109,753
Property and equipment	1,895,572
Right-of-use assets	1,074,930
Intangible assets	182,137
Total assets classified as held for sale	4,806,160
Current portion of assets classified as held for sale	(1,492,826)
Non-current portion of assets classified as held for sale	3,313,334

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	1,217,499
Long-term debt	543,330
Total liabilities classified as held for sale	1,760,829
Current portion of liabilities classified as held for sale	(628,171)
Non-current portion of liabilities classified as held for sale	1,132,658

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	2023	2022
	$	$
Revenue	357,540	1,128,403
Cost of sales	357,540	1,602,257
Gross loss	-	(473,854)

Expenses (income)
Selling, general and administrative expenses	608,112	638,521
Impairment loss	245,682	1,093,308
Provision for expected credit losses	218,425	111,616
Other income	6,861	(32,231)
Net loss from discontinued operations before income taxes	(1,079,080)	(2,285,068)
Income tax (recovery) expense	(9,249)	42,424
Net loss from discontinued operations after income taxes	(1,088,329)	(2,242,644)

January 31, 2021
$
Revenue	2,661,223
Cost of sales	2,393,417
Gross margin	267,806

Expenses
General and administration	630,691
Provision for expected credit losses	-
Sales, marketing, and promotion	27,933
Operating lease cost	56,650
Depreciation and amortization	378,113
Impairment of inventory	1,384,922
Impairment of intangible asset	-
Other expenses	1,273,813
Net loss from discontinued operations before income taxes	(3,484,316)
Income tax expense	256,260
Net loss from discontinued operations after income taxes	(3,228,056)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	2023	2022
	$	$
Net cash used in operating activities of discontinued operations	(71,292)	(1,602,478)
Net cash provided by investing activities of discontinued operations	51,357	1,168,349
Net cash used in financing activities of discontinued operations	(58,032)	(105,360)

January 31, 2021
$
Net cash (used in) provided by operating activities of discontinued operations	241,753
Net cash provided by investing activities of discontinued operations	100,000
Net cash used in financing activities of discontinued operations	(119,914)